Victory Funds

Victory RS Large Cap Alpha VIP Series

Supplement dated January 7, 2021

to the Prospectus dated May 1, 2020 (“Prospectus”)

Effective January 4, 2021, Tyler Dann II no longer serves as a portfolio manager for the Victory RS Large Cap Alpha VIP Series. References to Mr. Dann are hereby removed from the sections titled “Investment Team” found on page 5 of the Prospectus and “Portfolio Management” found on page 12 of the Prospectus.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated January 7, 2021

to the Statement of Additional Information

dated May 1, 2020 (“SAI”)

Effective January 4, 2021, Tyler Dann II no longer serves as a portfolio manager for the RS Large Cap Alpha VIP Series. All references to Mr. Dann in the SAI are hereby removed.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.